INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provisions for refundable federal income tax and Panama income tax
	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Income tax expense (benefit) at statutory rate	$(76,951)	$(24,418)
Change in Valuation allowance	76,951	24,418
Income tax expense (benefit)	$-	$-

Schedule of deferred tax assets
	December 31,	December 31,
	2016	2015
NOL Carryover	$117,066	$40,115
Valuation allowance	(117,066)	(40,115)
Net deferred tax asset	$-	$-